Significant Accounting Judgments and Estimates	12 Months Ended
Dec. 31, 2024
Significant Accounting Judgments and Estimates [Abstract]
Significant accounting judgments and estimates
3.	Significant accounting judgments and estimates

The preparation of consolidated financial statements in conformity with IFRS requires management to exercise its judgement in the process of applying the Group’s accounting policies. It also requires the use of accounting estimates and assumptions that affect the reported amounts of assets and liabilities at the balance sheet date and revenues and expenses during the reporting periods.

Management is of opinion that there is no significant judgement made that have a significant risk of causing a material adjustment to the carrying amount of assets and liabilities within the next financial years.

Key source of estimation uncertainty

The key assumptions concerning the future and other key sources of estimation uncertainty at the end of the reporting period are discussed below. The Group based its assumptions and estimates on parameters available when the financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising beyond the control of the Group. Such changes are reflected in the assumptions when they occur.

Allowance for ECL of trade receivables

The Group has applied the simplified approach in IFRS 9 and use provision matrix to measure the ECL for trade receivables. The ECL rates are based on the Group’s historical loss experience of the customers, geographical locations, product types and internal ratings, adjusted for forward-looking factors specific to the debtors and the economic environment which could affect the ability of the debtors to settle the trade receivables. In considering the impact of the economic environment on the expected credit losses rates, the Group assesses, for example, the country default risk. The Group adjusts the allowance matrix at each reporting date. Such estimation of the expected credit losses rates may not be representative of the actual default in the future.

The carrying amount of the Group’s trade receivables as of December 31, 2024 is HK$7,814,036 (2023: HK$10,861,054).

Fair value of embedded derivative liability on convertible promissory notes

Embedded derivative liability are measured at fair value at initial recognition and designated to be measured subsequently at fair value through profit or loss. The fair value of the embedded derivative liability is determined first with the residual value being assigned to the host debt liability. The Group had applied Monte Carlo simulation model to estimate the fair value of the embedded derivative liability. The key inputs contributing to the estimation uncertainty include the Company’s share price volatility, prevailing market interest rate applied to future cash flows of similar debt instruments without the embedded derivatives and valuation results concluded based on the average value under several simulations.